Acquisitions - Intangible Assets By Type (Details) - Summit Materials, LLC - USD ($) $ in Thousands	Jul. 02, 2016	Jan. 02, 2016	Dec. 27, 2014
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 32,159	$ 20,242	$ 20,720
Accumulated Amortization	(6,577)	(5,237)	(3,073)
Net Carrying Amount	25,582	15,005	17,647
Leases [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	22,103	10,357	10,357
Accumulated Amortization	(2,844)	(2,531)	(2,031)
Net Carrying Amount	19,259	7,826	8,326
Reserve Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	8,807	8,636	9,094
Accumulated Amortization	(3,037)	(2,078)	(540)
Net Carrying Amount	5,770	6,558	8,554
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,000	1,000	1,020
Accumulated Amortization	(608)	(558)	(470)
Net Carrying Amount	392	442	550
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	249	249	249
Accumulated Amortization	(88)	(70)	(32)
Net Carrying Amount	$ 161	$ 179	$ 217